Label	Element	Value
McElhenny Sheffield Managed Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	McElhenny Sheffield Managed Risk ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The McElhenny Sheffield Managed Risk ETF (the “Fund”) seeks capital appreciation while managing downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 612% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	612.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that employs proprietary trend-based and sector rotation strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund invests in shares of other ETFs (“Underlying Investments”) based on a rules-based process managed by the Sub-Adviser that reflects a blend of the Sub-Adviser’s trend-based and sector rotation strategies, as described below. Under normal market conditions, the Fund invests approximately 100% of its assets in the Underlying Investments. The Fund may take temporary defensive positions when the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. The Sub-Adviser expects to generally allocate approximately 50% of the Fund’s assets to each of the strategies below, although such allocations may vary over time in response to market movements.
Trend Plus Strategy
The Sub-Adviser’s “Trend Plus” strategy utilizes a rules-based trend following approach that seeks to participate in upward trends in U.S. equity markets while avoiding large drawdowns. Trend following, sometimes referred to as absolute momentum or time series momentum, is an investing approach that compares the price of a security to its own price trend (or compares the level of a stock index to its upward or downward trend), with the expectation that upward trending securities (or indices) will continue their upward move in the future. The Trend Plus strategy uses a variety of market indicators (e.g., price, breadth, and relative strength) measured daily across various timeframes to identify and assess the strength of upward trends in U.S. equity markets and allocate investments to a mix of equity or defensive ETFs accordingly. Equity ETFs used by the strategy may invest in U.S. equity securities of any market capitalization, but will typically have a strong bias toward large-capitalization companies (e.g., those comprising the Nasdaq-100 Index). Defensive ETFs used by the strategy will generally invest in (i) investment-grade bonds of any maturity, including those issued by the U.S. government or its agencies or instrumentalities or by corporations (“Investment-Grade Bond ETFs”); (ii)
derivatives and/or exchange-traded products that correlate to the investment returns of physical gold or products backed by or linked to physical gold (“Gold ETFs”); or (iii) derivatives that seek exposure to changes in the value of the U.S. dollar relative to certain leading foreign currencies (“U.S. Dollar ETFs”).
The Trend Plus strategy allocates to equity ETFs or defensive ETFs based on the daily “weight of the evidence” for upward trends as presented by the indicators described above, and the exposure may range from 100% to equity ETFs to 100% to defensive ETFs. To manage risk and avoid large drawdowns, the strategy employs a series of stop levels, such that the strategy switches from equity exposure to defensive exposure as the price of the equity market falls to the specified stop levels. The stronger the indication of an upward trend, the wider the gap before the stop level is reached, and as the indicators show the upward trend weakening, the stop levels are tightened to further mitigate downside risk. The tighter stop levels operate so that, when the indicators show a weakening of the upward trend, the strategy will switch to defensive exposure based on a smaller drop in the price of the Fund’s holdings than it would when the indicators show a stronger upward trend. Once the strategy is in a defensive mode, the Sub-Adviser will incrementally increase exposure to equity ETFs as evidence of a new upward trend in equities emerges.
Sector Rotation Strategy
The Sub-Adviser’s “Sector Rotation” strategy is a momentum-based investing strategy that seeks to participate in U.S. market segments that are demonstrating a high degree of recent momentum and that the Sub-Adviser expects to outperform the broad U.S. market over short time horizons (i.e., the next three months). Momentum investing, sometimes referred to as relative momentum, is an investing approach that looks at how the price of securities (or the level of an index) have changed in relation to the price changes of other securities (or other indices), with the expectation that the outperforming securities (or indices) will continue to exhibit future outperformance. At the beginning of each quarter, the Sub-Adviser uses a proprietary momentum scoring system to rank a variety of ETFs focused on a particular industry (e.g., biotechnology, pharmaceuticals, or aerospace & defense), sector (e.g., energy, financials, or technology), or asset class (e.g., bonds, dividend-paying stocks, or small-capitalization stocks), based on their short-and medium-term momentum, asset flows, and other measures. At such time, the strategy will allocate 40% of its exposure to the top ranked ETF and 30% to each of the next two highest ranked ETFs. As a result, the strategy may have significant exposure to particular sectors or industries or may be primarily exposed to broad-based equity securities or bonds.
The Sector Rotation strategy employs a “macro monitor” overlay to identify periods when the entire market is in a downward trend. The macro monitor looks at the health of the broad market and signals when a pullback is likely to turn into a bear market with an associated major aggregate drawdown. When the macro monitor indicates such a downward trend, the strategy moves to allocate 100% to defensive ETFs. Defensive ETFs used by the strategy will include Investment-Grade Bond ETFs, Gold ETFs, or U.S. Dollar ETFs.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests approximately 100% of its assets in the Underlying Investments. The Fund may take temporary defensive positions when the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. The Sub-Adviser expects to generally allocate approximately 50% of the Fund’s assets to each of the strategies below, although such allocations may vary over time in response to market movements.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad measure of U.S. equity market performance, as well as a secondary index that reflects the performance of a 60/40 investment allocation split between the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.mscmfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad measure of U.S. equity market performance, as well as a secondary index that reflects the performance of a 60/40 investment allocation split between the S&P 500® Index and the Bloomberg US Aggregate Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mscmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.11% for the quarter ended June 30, 2023, and the lowest quarterly return was -8.89% for the quarter ended March 31, 2022.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
McElhenny Sheffield Managed Risk ETF | Risk Lose Money [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
McElhenny Sheffield Managed Risk ETF | Associated Risks Of Sector Rotation Strategies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Associated Risks of Sector Rotation Strategies. The Sub-Adviser’s Sector Rotation strategy uses a variety of market indicators to seek to identify the industries, sectors, or asset classes that are likely to outperform during a given quarter. Such indicators are evaluated on a quarterly basis and may be unable to predict events or conditions that may arise during a quarter and lead the previously-selected industries, sectors, or asset classes to underperform other industries, sectors, or asset classes over the entire quarter. Additionally, the strategy relies on macroeconomic indicators to identify significant downturns in the market, and such indicators may fail to correctly or timely identify such downturns. In such event, the Fund may continue to be exposed to Underlying Investments that may lose significant value during downturns. There can be no guarantee that the Sub-Adviser’s Sector Rotation strategy will correctly or timely identify the industries, sectors, or asset classes that will outperform during a given quarter.
McElhenny Sheffield Managed Risk ETF | Associated Risks Of Trend-Based Strategies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Associated Risks of Trend-Based Strategies. The Sub-Adviser’s Trend Plus strategy uses a variety of market indicators and stop levels to seek to identify upward or downward trends in the U.S. equity markets. To the extent such indicators or stop levels fail to give timely notice of a downward trending market, the Fund may continue to be exposed to Underlying Investments that may lose significant value during such downward periods. Similarly, if the indicators fail to timely identify a reversal of a downward trending market, the Fund may continue to be exposed to defensive ETFs at a time when there is significant appreciation in the equity markets. Either scenario could result in the Fund underperforming other funds that do not employ a trend-based strategy, and there can be no guarantee that the Sub-Adviser’s Trend Plus strategy will correctly or timely identify market trends.
McElhenny Sheffield Managed Risk ETF | Commodity-Linked Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Commodity-Linked Derivatives Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to commodity-linked derivatives. The value of a commodity-linked derivative investment typically is based upon the price movements of an underlying physical commodity, such as gold, and may be affected by changes in overall market movements, volatility of the market, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than investments that are not derivative-based. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.
McElhenny Sheffield Managed Risk ETF | Currency Exchange Rate Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Currency Exchange Rate Risk. To the extent the Fund invests in U.S. Dollar ETFs, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
McElhenny Sheffield Managed Risk ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Derivative Securities Risks. To the extent the Fund invests in U.S. Dollar ETFs or Gold ETFs, the Fund is exposed, through those Underlying Investments, to derivative instruments, including forward currency contracts (with respect to U.S. Dollar ETFs) or futures contracts that correlate to the investment returns of physical gold (with respect to Gold ETFs). A U.S. Dollar ETF’s or Gold ETF’s use of derivatives may reduce its returns or increase volatility. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Counterparty risk for over-the-counter (“OTC”) derivatives is generally higher than that for derivatives traded on an exchange or through a clearing house. A risk of a U.S. Dollar ETF or Gold ETF’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the U.S. Dollar ETF or Gold ETF seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the U.S. Dollar ETF or Gold ETF to sell or otherwise close a derivatives position could expose the U.S. Dollar ETF or Gold ETF to losses and could make derivatives more difficult for the U.S. Dollar ETF or Gold ETF to value accurately. A U.S. Dollar ETF or Gold ETF could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the U.S. Dollar ETF or Gold ETF to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the U.S. Dollar ETF or Gold ETF of termination rights or remedies upon a counterparty default under derivatives held by the U.S. Dollar ETF or Gold ETF (which could result in losses), or may otherwise adversely affect the value or performance of derivatives.
◦Futures Contract Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to exchange-traded futures contracts. Futures are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by a Gold ETF and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability of the Gold ETF’s investment adviser to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.
◦Forward Currency Contract Risk. To the extent the Fund invests in U.S. Dollar ETFs, the Fund is exposed to forward currency contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value. The primary risks associated with the use of forward currency contracts are: (i) the success of the ability of the U.S. Dollar ETF’s investment adviser to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (ii) the imperfect correlation between the change in market value of the instruments held by a U.S. Dollar ETF and the price of the forward contract; and (iii) the possibility that the counterparty will default in the performance of its obligations.
McElhenny Sheffield Managed Risk ETF | Derivatives Risk, Futures Contract Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Futures Contract Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to exchange-traded futures contracts. Futures are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by a Gold ETF and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability of the Gold ETF’s investment adviser to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.
McElhenny Sheffield Managed Risk ETF | Derivatives Risk, Forward Currency Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Forward Currency Contract Risk. To the extent the Fund invests in U.S. Dollar ETFs, the Fund is exposed to forward currency contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value. The primary risks associated with the use of forward currency contracts are: (i) the success of the ability of the U.S. Dollar ETF’s investment adviser to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (ii) the imperfect correlation between the change in market value of the instruments held by a U.S. Dollar ETF and the price of the forward contract; and (iii) the possibility that the counterparty will default in the performance of its obligations.
McElhenny Sheffield Managed Risk ETF | Dividend-Paying Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Dividend-Paying Securities Risk. The Fund may have significant exposure to Underlying Investments that invest in dividend-paying stocks. There is no guarantee that issuers of the securities held by such Underlying Investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
McElhenny Sheffield Managed Risk ETF | Equity Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
McElhenny Sheffield Managed Risk ETF | ETF Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
McElhenny Sheffield Managed Risk ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
McElhenny Sheffield Managed Risk ETF | ETF Risk, Costs Of Buying Or Selling Shares Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
McElhenny Sheffield Managed Risk ETF | ETF Risk, Shares May Trade At Prices Other Than NAV Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
McElhenny Sheffield Managed Risk ETF | ETF Risk, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
McElhenny Sheffield Managed Risk ETF | Fixed-Income Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
•Fixed Income Securities Risk. The Fund may invest in Underlying Investments that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
◦Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.
McElhenny Sheffield Managed Risk ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
McElhenny Sheffield Managed Risk ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
McElhenny Sheffield Managed Risk ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
McElhenny Sheffield Managed Risk ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
McElhenny Sheffield Managed Risk ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
McElhenny Sheffield Managed Risk ETF | Fixed Income Securities Risk, Variable And Floating Rate Instrument Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.
McElhenny Sheffield Managed Risk ETF | Government Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Government Obligations Risk. The Fund may invest in Underlying Investments that primarily invest in securities issued by the U.S. or other governments. There can be no guarantee that the United States or another country will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.
McElhenny Sheffield Managed Risk ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
McElhenny Sheffield Managed Risk ETF | Investment Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investment Company Risk. The risks of investing in investment companies, such as the Underlying Investments, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the “ETF Risks” described above.
McElhenny Sheffield Managed Risk ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
McElhenny Sheffield Managed Risk ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
McElhenny Sheffield Managed Risk ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
McElhenny Sheffield Managed Risk ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
McElhenny Sheffield Managed Risk ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
McElhenny Sheffield Managed Risk ETF | Models And Data Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Models and Data Risk. The Fund’s strategies are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being purchased, held, or sold by the Fund that would not have been purchased, held, or sold had the Models and Data been correct and complete.
McElhenny Sheffield Managed Risk ETF | Risk Of Investing In Gold Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Risk of Investing in Gold. To the extent the Fund invests in Gold ETFs, the Fund is exposed to gold. The Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile, which may adversely affect the value of exchange-traded gold futures contracts, other derivative instruments, and other exchange-traded products backed by or linked to physical gold. Governments, central banks, or other larger holders can influence the production and sale of gold, which may adversely affect the performance of a Gold ETF, and in turn, the Fund. The price of gold may also be impacted by various economic, financial, social, and political factors.
McElhenny Sheffield Managed Risk ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests, either directly or through Underlying Investments, more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
McElhenny Sheffield Managed Risk ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2021
McElhenny Sheffield Managed Risk ETF | 60% S&P 500 TR/40% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	60% S&P 500 TR/40% Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2021
McElhenny Sheffield Managed Risk ETF | McElhenny Sheffield Managed Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSMR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
Annual Return 2022	rr_AnnualReturn2022	(11.93%)
Annual Return 2023	rr_AnnualReturn2023	18.52%
Annual Return 2024	rr_AnnualReturn2024	21.58%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2021
McElhenny Sheffield Managed Risk ETF | McElhenny Sheffield Managed Risk ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
McElhenny Sheffield Managed Risk ETF | McElhenny Sheffield Managed Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	13.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.